Income Tax Expense - Reconciliation of Income Tax Expense (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Reconciliation of accounting profit multiplied by applicable tax rates [Abstract]
Accounting profit before tax	¥ 1,625,237	$ 256,776	¥ 883,878	¥ 686,138
Computed tax expense of 15%	243,786	38,517	132,582	102,921
Adjustments resulting from:
Non-deductible expenses	21,982	3,473	7,039	9,815
Tax-exempt income	(58,324)	(9,215)	(178)	(5,574)
Utilization of deferred tax benefits previously not recognized	(7,374)	(1,165)	(3,157)	(2,001)
Deferred tax benefits not recognized	8,084	1,277	9,045	61,299
Tax credits for research and development expense	(34,428)	(5,439)	(34,482)	(27,087)
Tax rate differential	21,061	3,328	25,321	24,249
(Over)/under provision in respect of previous years current tax	(2,867)	(453)	7,175	(47)
Withholding tax expense	29,447	4,652	16,925	13,126
Others	(1,200)	(190)		117
Consolidated income tax expense reported in the statement of profit or loss	¥ 220,167	$ 34,785	¥ 160,270	¥ 176,818